16. RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

On June 30, 2013, ACS sold 1,000,000 shares of its common stock to Robert Frichtel and 1,150,000 shares of its common stock to Roberto Lopesino at a price of $0.001 per share. On June 30, 2013 ACS also sold 10,250,000 shares of its common stock to an unaffiliated group of private investors at a price of $0.001 per share. On August 14, 2013, the shareholders of ACS exchanged 12,400,000 shares of their ACS common stock for 12,400,000 shares of the Company’s common stock.

Subsequently, one unaffiliated person who received 2,000,000 shares in August 2013 transferred 100,000 shares to Christopher Taylor and 150,000 to another non-affiliated shareholder. The remaining 1,750,000 shares held by this person were returned to treasury and canceled on January 14, 2014.

On August 4, 2014, the Company appointed Michael Feinsod as a member of the Company’s board of directors (the “Board”) and Executive Chairman of the Board. Mr. Feinsod is the Managing Member and holds controlling interest of Infinity Capital, LLC (“Infinity”), an investment management company he founded in 1999. The Board approved the issuance of 200,000 shares of the Company’s common stock, with a par value of $0.01 per share to Infinity. On the date of issue, the 200,000 shares issued to Infinity had an initial fair value of $1,040,000, based on a closing price per share of the Company of $5.20 on August 4, 2014. Due to restrictions on the ability to trade the Company’s shares, a discount of fifteen percent (15%) was applied to the fair value of the shares issued to Infinity. After taking into consideration the illiquidity of the shares, the fair value of the shares issued to Infinity on August 4, 2014 was $884,000 and was recorded to stock-based compensation for the quarter ended September 30, 2014.

The Board also approved terms that may result in the issuance of additional common stock to Infinity, provided Mr. Feinsod meets specific performance criteria, which could include: (i) the issuance of 1,000,000 shares of the Company’s common stock to Infinity upon the uplisting of the Company’s common stock. If the Company’s stock had been uplisted at September 30, 2014, the estimated additional liability recognized by the Company would have been be approximately $4,000,000, based on a closing price per share at September 30, 2014 of $4.00. (No liability or expense was recognized by the Company at or for the nine-month period ended September 30, 2014); (ii) the issuance of 150,000 shares of common stock to Infinity on August 4, 2015, provided that Mr. Feinsod remains a member of the Board on that date, and (iii) the issuance of 150,000 shares of common stock to Infinity on August 4, 2016, provided that Mr. Feinsod remains a member of the Board on that date. Management expects that Mr. Feinsod will remain a member of the Board through August 4, 2016, and as such, in conjunction with items (ii) and (iii) of this agreement, the Company accrued $122,500 and $122,500, for the three months and nine months ended September 30, 2014, respectively. The Company is accruing this expense on a straight line basis and records the expense as earned to match the recognition of expense with the timing of services rendered. The Company’s accrual at the end of the period was calculated based on the pro-rata shares earned through September 30, 2014 and a closing price per share at September 30, 2014 of $4.00. This accrual will fluctuate based on market price until the shares are issued to Infinity. Stock compensation expense recorded by the Company in conjunction with stock issued to Infinity on August 4, 2014 and with the pro-rata shares earned but not issued through September 30, 2014 was $1,006,500.

The agreement with Mr. Feinsod requires the issuance of a number of shares of common stock to Infinity equal to 10% of any new issuance not to exceed 600,000 shares of common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board, which will not be triggered upon issuances relating to convertible securities existing as of the date hereof.